Fixed Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Asset impairment charges	¥ 0		¥ 0	¥ 95,111
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]				Cost of Goods and Services Sold
Depreciation expense	¥ 337,423	$ 48,922	¥ 400,241	¥ 480,396